INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets
INTANGIBLE ASSETS

6.	INTANGIBLE ASSETS

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December 31, 2021	20,285	2,156	1,249	23,690
Additions	—	203	—	203
Reduction of deferred consideration	(4,639)	—	—	(4,639)
Write-down of intangible asset	—	—	(345)	(345)
Foreign exchange	(1,593)	262	(86)	(1,417)
At December 31, 2022	14,053	2,621	818	17,492
Additions	—	571	—	571
Write-down of intangible asset	(5,115)	—	—	(5,115)
Foreign exchange	337	60	20	417
At December 31, 2023	9,275	3,252	838	13,365

Accumulated Amortization
Balance at December 31, 2021	983	—	354	1,337
Depreciation	1,954	3	94	2,051
Foreign exchange	(142)	—	(27)	(169)
At December 31, 2022	2,795	3	421	3,219
Depreciation	151	32	69	252
Foreign exchange	66	1	12	79
At December 31, 2023	3,012	36	502	3,550

Carrying Value
At December 31, 2022	11,258	2,618	397	14,273
At December 31, 2023	6,263	3,216	336	9,815

a)	By agreements dated June 10, 2015 and September 29, 2017, the Company entered into a services agreement with a customer to formalize compensation for the services provided in the development of the Vicinity bus. This intangible asset represents the acquisition of the customer’s interest in the intellectual property of the Vicinity Bus As consideration the Company agreed to delivery of up to 8 buses over 8 years without payment to the Company. As at December 31, 2023, these buses were delivered. The intangible asset is being amortized over an 8-year period representing the useful life of the intellectual property related to the Vicinity bus.

On October 5, 2021, the Company entered into the Sales and Marketing Agreement with Optimal Electric Vehicles, LLC (“Optimal EV”) to purchase the exclusive sales and marketing rights for certain VMC Optimal products for 10 years. The Company paid $15,000 in cash and was to pay $5,000 contingent on the sale of 250 units sold by the Company. The Company had initially accounted for the contingent deferred consideration at fair value and subsequently measured the contingent deferred consideration at fair value at each period with changes in fair value being recorded in the statement of loss. As a result, the Company recorded an intangible asset for the licensing fee in the amount of $19,484 and $78 in interest and finance costs for the year ended December 31, 2021.

During the year ended December 31, 2022, the Company terminated the Sales and Marketing Agreement with Optimal EV due to material breaches by Optimal EV under the agreement. During the year ended December 31, 2023, the Company initiated arbitration proceedings regarding ongoing disputes with Optimal EV. As a result of the termination, during the year ended December 31, 2023, the Company reduced the intangible asset and the deferred consideration by the remaining amount of deferred consideration, $4,640. As a result of the ongoing arbitration, management concluded that there was an impairment indicator with regards to the intangible asset. As a result, management performed an evaluation to determine whether the carrying amount of the intangible asset was in excess of its recoverable amount as at December 31, 2023. Management determined the recoverable amount by performing a scenario weighted discounted cash flow model. Based on the results of management’s impairment assessment it was determined no impairment was required. As at December 31, 2023, management concluded that there was an impairment indicator with regards to the intangible assets due to ongoing arbitration. Per the terms of the agreement, the Company is entitled to $12,000 in the event of a breach by Optimal EV and if the agreement was terminated within the first year by the Company, which it was. The Company is pursuing amounts greater than $12,000 through arbitration proceedings. Based on the results of management’s impairment assessment it determined that an impairment was required. Although management is confident of a judgement in their favor, Optimal EV’s ability to pay is currently unknown. Given this significant uncertainty, the Company used a probability weighted scenario model to assess the likely payment outcomes and associated risks and has reduced the carrying amount of the asset to $6,000 as at December 31, 2023.

b)	Developed intellectual property is development costs for Vicinity products, such as electric trucks and buses. During the year ended December 31, 2023, the Company received $431 (December 31, 2022 - $817) as a grant from Sustainable Development Technology Canada for the development of the Company’s electric vehicles. The amount was recorded as a reduction in additions to intangible assets. The Company has the right to receive an additional C$993 dollars in further grants as milestones are achieved for this project.